Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
T-REX 2X LONG NFLX DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG NFLX DAILY TARGET ETF
Class Name	T-REX 2X LONG NFLX DAILY TARGET ETF
Trading Symbol	NFLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long NFLX Daily Target ETF for the period of September 27, 2024 (inception) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/nflu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long NFLX Daily Target ETF	$61¹	1.05%²

¹ Costs are for the period of September 27, 2024 to February 28, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	1.05%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 27, 2024 to February 28, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 7,355,794
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 19,335
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
Fund Net Assets	$7,355,794
Number of Holdings	2
Total Advisory Fee	$19,335
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of February 28, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	85.04%
Other Assets Net of Liabilities	7.95%
Derivatives	7.01%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200% “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Costs are for the period of September 27, 2024 to February 28, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.